Description of Business - Regulated Utilities (Details) - company	Jun. 30, 2017	Oct. 31, 2016	Oct. 14, 2016
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities	2
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)		80.10%	80.10%
Noncontrolling ownership (percent)		19.90%	19.90%
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	60.00%
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	33.00%